Income Tax - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Percentage of annual effective income tax expense	64.47%
Income taxes paid	$ 0
Valuation allowance	0
Reserve for uncertain tax positions	0
U.S. federal tax loss carryforward ("NOL")	$ 364,000,000
Tax loss carryforward expiration year	2034